Employee Benefit Obligations - Exercise Price of Options and RSU's Outstanding (Details) $ in Thousands	Dec. 31, 2020 USD ($) OptionAndRSU	Dec. 31, 2019 USD ($) OptionAndRSU	Dec. 31, 2018 USD ($) OptionAndRSU	Dec. 31, 2017 OptionAndRSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	43,063,713	39,583,858	44,218,814	32,307,010
Weighted average fair value of options & RSU's granted in year | $	$ 8,810	$ 15,540	$ 4,170
$0.00 to $0.08
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	11,878,888	8,545,400	4,416,525
$0.09 to $0.56
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	27,340	27,340	2,126,540
$0.57 to $3.52
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	320,944	629,730	4,595,104
$3.53 to $5.73
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	2,020,354	3,225,120	6,257,690
$5.74 to $7.39
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	3,385,770	5,873,001	7,890,495
$7.40 to $20.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	21,965,750	17,402,097	18,932,460
$20.01 to $27.09
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	3,423,111	3,881,170
$27.10 to $40.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSU's	41,556